UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Premier Value Equity Funds
(Formerly: Dreyfus Premier Value Fund)
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-4688 Securities Act File Number: 33-6013

4(a).	Last day of fiscal year for which this notice is filed:
October 31, 2006
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Premier Value Fund - Class A
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$21,820,376
	fiscal year pursuant to section 24(f):	---------------

(ii) Aggregate price of securities redeemed or repurchased $16,761,555
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $126,000,939
	during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$142,762,494
	and 5(iii):	--------------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi) Redemption credits available for use in future years	$(120,942,118)
	-- if Item 5(i) is less than Item 5(iv) [subtract	-----------

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[subtract Item 5(iv) from Item 5(I)]:

(vii) Multiplier for determining registration fee (See	x	.0001070
Instruction C.9):		-------

(viii) Registration fee due (multiply Item 5(v) by Item	=$	0
5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00
=============
Dreyfus Premier Value Fund - Class B
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 1,600,347
	fiscal year pursuant to section 24(f):	-------------

(ii) Aggregate price of securities redeemed or repurchased $1,923,422
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $5,981,843
	during any PRIOR fiscal year ending no earlier than	-------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$ 7,905,265
	and 5(iii):	--------------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi) Redemption credits available for use in future years	$(6,304,918)
	-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

	(vii) Multiplier for determining registration fee (See	x .0001070
Instruction C.9):

	(viii) Registration fee due (multiply Item 5(v) by Item	=$0.00
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this

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for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0.00
=============
Dreyfus Premier Value Fund - Class C
5.	Calculation of registration fee:

(I) Aggregate sale price of securities sold during the	$352,192
fiscal year pursuant to section 24(f):	------------

(ii) Aggregate price of securities redeemed or repurchased $296,410
during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $ 534,519
during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

(iv) Total available redemption credits [add Items 5(ii)	-$ 830,929
and 5(iii):	--------------

(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi) Redemption credits available for use in future years	$(478,737)
-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

(vii) Multiplier for determining registration fee (See	x	.0001070
Instruction C.9):	--------------

(viii) Registration fee due (multiply Item 5(v) by Item	=$	-0-
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
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Dreyfus Premier Value Fund - Class R
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$26,494
	fiscal year pursuant to section 24(f):	-----------

(ii) Aggregate price of securities redeemed or repurchased $ 20,568
	during the fiscal year:	-----------

(iii) Aggregate price of securities redeemed or repurchased $ -0-
	during any PRIOR fiscal year ending no earlier than	-----------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$ 20,568
	and 5(iii):	-----------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 5,926
	[subtract Item 5(iv) from Item 5(i)]:	-------------

	(vi) Redemption credits available for use in future years	$(0)
	-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

	(vii) Multiplier for determining registration fee (See	X .0001070
	Instruction C.9):	------------

	(viii) Registration fee due (multiply Item 5(v) by Item	=$ .63
	5(vii) (enter “0” if no fee is due):	===========

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ .96
=============

Dreyfus Premier Value Fund - Class T
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$85,389
	fiscal year pursuant to section 24(f):	---------

(ii) Aggregate price of securities redeemed or repurchased $ 42,767
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $ 37,361

4

repurchased during any PRIOR fiscal year ending no		------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv) Total available redemption credits [add Items 5(ii)		-$ 80,128
and 5(iii):		--------------

(v) Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 5,261
[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi) Redemption credits available for use in future years	$
-- if Item 5(i) is less than Item 5(iv) [subtract		---------------
Item 5(iv) from Item 5(I)]:

(vii) Multiplier for determining registration fee (See		X .0001070
Instruction C.9):		--------------

(viii) Registration fee due (multiply Item 5(v) by Item		=$ .56
5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus Premier International Opportunities Fund - Class A
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 3,698,702
	fiscal year pursuant to section 24(f):	---------------

(ii) Aggregate price of securities redeemed or repurchased $ 3,532,855
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $
	during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$ 3,532,855
	and 5(iii):	--------------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 165,847
	[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi) Redemption credits available for use in future years	$(0)
	-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

5

(vii) Multiplier for determining registration fee (See	x .0001070
Instruction C.9):	--------------

(viii) Registration fee due (multiply Item 5(v) by Item	=$ 17.75
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 17.75
=============

Dreyfus Premier International Opportunities Fund - Class B
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 963,849
	fiscal year pursuant to section 24(f):	---------------

(ii) Aggregate price of securities redeemed or repurchased $ 1,145,363
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $ 0
	during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$ 1,145,363
	and 5(iii):	--------------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi) Redemption credits available for use in future years	$(181,514)
	-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

	(vii) Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

	(viii) Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered

6

were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus Premier International Opportunities Fund - Class C
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 1,653,600
	fiscal year pursuant to section 24(f):	---------------

(ii) Aggregate price of securities redeemed or repurchased $ 2,419,918
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $ -0-
	during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$ 2,419,918
	and 5(iii):	--------------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi) Redemption credits available for use in future years	$(766,318)
	-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

	(vii) Multiplier for determining registration fee (See	x .0001070
	Instruction C.9):	--------------

	(viii) Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
7

Dreyfus Premier International Opportunities Fund - Class R
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 89,184
	fiscal year pursuant to section 24(f):	---------------

(ii) Aggregate price of securities redeemed or repurchased $ 0
	during the fiscal year:	---------------

(iii) Aggregate price of securities redeemed or repurchased $ 934,863
	during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:

	(iv) Total available redemption credits [add Items 5(ii)	-$ 934,863
	and 5(iii):	--------------

	(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi) Redemption credits available for use in future years	$(845,679)
	-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

	(vii) Multiplier for determining registration fee (See	x .0001070
Instruction C.9):

	(viii) Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier International Opportunities Fund - Class T
5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the	$ 222,186
	fiscal year pursuant to section 24(f):	---------------

(ii) Aggregate price of securities redeemed or repurchased $ 136,020
	during the fiscal year:	---------------

	(iii) Aggregate price of securities redeemed or repurchased $	-0-
	during any PRIOR fiscal year ending no earlier than	---------------
October 11, 1995 that were not previously used to

8

previously used to reduce registration fees payable
to the Commission:

(iv) Total available redemption credits [add Items 5(ii)	-$ 136,020
and 5(iii):	--------------

(v) Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 86,166
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi) Redemption credits available for use in future years	$(0)
-- if Item 5(i) is less than Item 5(iv) [subtract	---------------
Item 5(iv) from Item 5(I)]:

(vii) Multiplier for determining registration fee (See	x .0001070
Instruction C.9):	--------------

(viii) Registration fee due (multiply Item 5(v) by Item	=$ 9.22
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 9.22
=============

TOTAL FOR ALL FUNDS:	$ 27.93
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ John B. Hammalian

9

John B. Hammalian
Vice President and Assistant Secretary

Date: December 19, 2006

* Please print the name and title of the signing officer below the signature.

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